BORROWINGS - NARRATIVES (Details) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020
Borrowings
Direct issuance costs for borrowings	$ 12.3	$ 10.9	$ 11.5
Land and buildings and other plant and operating equipment
Borrowings
Borrowings obtained	$ 6.3	$ 8.3	$ 8.1